Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,543,913.72
Total Fee Amount	351.31
Total Offset Amount	0.00
Net Fee	$ 351.31
Offering Table N/A
Offset Table N/A	N/A